STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock Class A Common Stock	Common Stock Class F Common Stock	Additional Paid-in Capital	Retained Earnings
Beginning Balance at Sep. 13, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss	(1,200)				(1,200)
Ending Balance at Dec. 31, 2020	(1,200)				(1,200)
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value	25,000		$ 863	24,137
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value (in shares)			8,625,000
Excess of fair value paid by founders for warrants	4,272,001			4,272,001
Subsequent measurement of Class A Common Stock subject to redemption against additional paid-in capital	(4,296,138)			$ (4,296,138)
Subsequent measurement of Class A Common Stock subject to redemption against accumulated deficit	(21,458,734)				(21,458,734)
Net loss	(8,679,466)				(8,679,466)
Ending Balance at Dec. 31, 2021	$ (30,138,537)		$ 863		$ (30,139,400)
Ending Balance (in shares) at Dec. 31, 2021			8,625,000